Summary of significant accounting policies (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Subsidiary 1
Disclosure of subsidiaries [line items]
Subsidiary/Special Purpose Entity name	Alclor Química de Alagoas Ltda (""Alclor"")
Headquarters	Brazil
Total voting interest			100.00%
Subsidiary 2
Disclosure of subsidiaries [line items]
Subsidiary/Special Purpose Entity name	BM Insurance Company Limited (""BM Insurance"")
Headquarters	Bermuda
Total voting interest	100.00%
Subsidiary 3
Disclosure of subsidiaries [line items]
Subsidiary/Special Purpose Entity name	Braskem America Finance Company (""Braskem America Finance"")
Headquarters	EUA
Total voting interest	100.00%	100.00%	100.00%
Subsidiary 4
Disclosure of subsidiaries [line items]
Subsidiary/Special Purpose Entity name	Braskem America, Inc. (“Braskem America”)
Headquarters	EUA
Total voting interest	100.00%	100.00%	100.00%
Subsidiary 5
Disclosure of subsidiaries [line items]
Subsidiary/Special Purpose Entity name	Braskem Argentina S.A. (“Braskem Argentina”)
Headquarters	Argentina
Total voting interest	100.00%	100.00%	100.00%
Subsidiary 6
Disclosure of subsidiaries [line items]
Subsidiary/Special Purpose Entity name	Braskem Austria Finance GmbH (""Braskem Austria Finance"")
Headquarters	Austria
Total voting interest			100.00%
Subsidiary 7
Disclosure of subsidiaries [line items]
Subsidiary/Special Purpose Entity name	Braskem International GmbH (""Braskem Austria"")
Headquarters	Austria
Total voting interest		100.00%	100.00%
Subsidiary 8
Disclosure of subsidiaries [line items]
Subsidiary/Special Purpose Entity name	Braskem Europe GmbH (""Braskem Alemanha"")
Headquarters	Germany
Total voting interest	100.00%	100.00%	100.00%
Subsidiary 9
Disclosure of subsidiaries [line items]
Subsidiary/Special Purpose Entity name	Braskem Finance Limited (“Braskem Finance”)
Headquarters	Cayman Islands
Total voting interest	100.00%	100.00%	100.00%
Subsidiary 10
Disclosure of subsidiaries [line items]
Subsidiary/Special Purpose Entity name	Braskem Idesa S.A.P.I. (""Braskem Idesa"")
Headquarters	Mexico
Total voting interest	75.00%	75.00%	75.00%
Subsidiary 11
Disclosure of subsidiaries [line items]
Subsidiary/Special Purpose Entity name	Braskem Idesa Servicios S.A. de CV (""Braskem Idesa Serviços"")
Headquarters	Mexico
Total voting interest	75.00%	75.00%	75.00%
Subsidiary 12
Disclosure of subsidiaries [line items]
Subsidiary/Special Purpose Entity name	Braskem Incorporated Limited (""Braskem Inc"")
Headquarters	Cayman Islands
Total voting interest	100.00%	100.00%	100.00%
Subsidiary 13
Disclosure of subsidiaries [line items]
Subsidiary/Special Purpose Entity name	Braskem Mexico Proyectos S.A. de C.V. SOFOM (""Braskem México Sofom"")
Headquarters	Mexico
Total voting interest	100.00%	100.00%	100.00%
Subsidiary 14
Disclosure of subsidiaries [line items]
Subsidiary/Special Purpose Entity name	Braskem Mexico, S. de RL de CV (""Braskem México"")
Headquarters	Mexico
Total voting interest	100.00%	100.00%	100.00%
Subsidiary 15
Disclosure of subsidiaries [line items]
Subsidiary/Special Purpose Entity name	Braskem Mexico Servicios S. RL de CV (""Braskem México Serviços"")
Headquarters	Mexico
Total voting interest	100.00%	100.00%	100.00%
Subsidiary 16
Disclosure of subsidiaries [line items]
Subsidiary/Special Purpose Entity name	Braskem Netherlands B.V. (""Braskem Holanda"")
Headquarters	Netherlands
Total voting interest	100.00%	100.00%	100.00%
Subsidiary 17
Disclosure of subsidiaries [line items]
Subsidiary/Special Purpose Entity name	Braskem Netherlands Finance B.V. (“Braskem Holanda Finance”)
Headquarters	Netherlands
Total voting interest	100.00%	100.00%	100.00%
Subsidiary 18
Disclosure of subsidiaries [line items]
Subsidiary/Special Purpose Entity name	Braskem Netherlands Inc. B.V. (“Braskem Holanda Inc”)
Headquarters	Netherlands
Total voting interest	100.00%	100.00%	100.00%
Subsidiary 19
Disclosure of subsidiaries [line items]
Subsidiary/Special Purpose Entity name	Braskem Petroquímica Chile Ltda. (“Braskem Chile”)
Headquarters	Chile
Total voting interest	100.00%	100.00%	100.00%
Subsidiary 20
Disclosure of subsidiaries [line items]
Subsidiary/Special Purpose Entity name	Braskem Petroquímica Ltda. (""Braskem Petroquímica"")
Headquarters	Brazil
Total voting interest			100.00%
Subsidiary 21
Disclosure of subsidiaries [line items]
Subsidiary/Special Purpose Entity name	Cetrel S.A. (""Cetrel"")
Headquarters	Brazil
Total voting interest	63.66%	63.66%
Subsidiary 22
Disclosure of subsidiaries [line items]
Subsidiary/Special Purpose Entity name	Distribuidora de Água Camaçari S.A. (""DAC"")
Headquarters	Brazil
Total voting interest	63.66%	63.66%
Subsidiary 23
Disclosure of subsidiaries [line items]
Subsidiary/Special Purpose Entity name	Lantana Trading Co. Inc. (“Lantana”)
Headquarters	Bahamas
Total voting interest	100.00%	100.00%	100.00%
Specific Purpose Entity 1
Disclosure of subsidiaries [line items]
Subsidiary/Special Purpose Entity name	Fundo de Investimento Caixa Júpiter Multimercado Crédito Privado Longo Prazo (""FIM Júpiter"")
Headquarters	Brazil
Total voting interest	100.00%	100.00%	100.00%
Specific Purpose Entity 2
Disclosure of subsidiaries [line items]
Subsidiary/Special Purpose Entity name	Fundo de Investimento Multimercado Crédito Privado Sol (“FIM Sol”)
Headquarters	Brazil
Total voting interest			100.00%
Specific Purpose Entity 3
Disclosure of subsidiaries [line items]
Subsidiary/Special Purpose Entity name	Fundo de Investimento Santander Netuno Multimercado Crédito Privado Longo Prazo (""FIM Netuno"")
Headquarters	Brazil
Total voting interest	100.00%